EQUITY - Capital reserves - Treasury Shares (Details) - BRL (R$)		12 Months Ended
	Feb. 18, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 15, 2023
EQUITY
Number of share buybacks	14,046,652		14,046,652
Values of share buybacks	R$ 606,536,000	R$ 607,443,000	R$ 495,995,000	R$ 22,721,000
Treasury share
EQUITY
Balance (in shares)		14,046,652	2,810,752
Balance		R$ 606,536,000	R$ 110,541,000
Number of share buybacks		13,381,200	11,235,900
Values of share buybacks		R$ 607,429,000	R$ 495,995,000
Number of shares, right of recess		340
Values, right of recess		R$ 14,000
Number of share cancellations		R$ (14,046,652)
Values of share cancellations		(606,536,000)
Balance (in shares)		13,381,540	14,046,652	2,810,752
Balance		R$ 607,443,000	R$ 606,536,000	R$ 110,541,000
Treasury share | Common shares
EQUITY
Values of share cancellations					(13,381,540)